[Letterhead of Willkie Farr & Gallagher LLP]
April 29, 2005

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      The Gabelli Value Fund Inc.
         Securities Act File No. 33-30139
         INVESTMENT COMPANY ACT FILE NO. 811-5848
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Ladies and Gentlemen:

On behalf of The Gabelli Value Fund Inc. (the "Fund"), and pursuant to Rule 485(b)(1)(i) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby transmit for filing with the Securities and Exchange Commission (the "SEC") Post-Effective Amendment No. 21 to the Fund's Registration Statement under the 1933 Act and Amendment No. 23 to the Trust's Registration Statement under the Investment Company Act of 1940 (the "1940 Act") (the "Amendment"). The Amendment designates the same effective date as Post-Effective Amendment No. 20 ("Amendment No. 20").

The primary purpose of the Amendment is to include the Fund's financial statements for the fiscal year ended December 31, 2004 and thus bring the Fund's financial statements up to date under Section 10(a)(3) of the 1933 Act. The Amendment also includes responses to comments made on Amendment No. 20 by Laura Hatch of the SEC staff on April 15, 2005, in which she requested additional disclosure regarding procedures to resolve conflicts of interest between the Fund's shareholders and its adviser with respect to disclosure of portfolio holdings in favor of the Fund. That disclosure has been added to the Fund's statement of additional information (the "SAI"). Ms. Hatch also requested that the disclosure in the Fund's shareholder reports with respect to the Board of Directors' (the "Board") consideration of the Fund's investment advisory contract include more information about the factors considered by the Board and the basis for their conclusions. That comment will be taken into consideration when this disclosure is made in the Fund's shareholder report. The Amendment also contains certain non-material changes to the Fund's prospectus and SAI.

The Fund's Tandy representation letter with respect to Amendment No. 20 has been filed by Edgar correspondence.

I have reviewed the Amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O'Donnell
Dianne E. O'Donnell

Enclosures

cc:      Laura Hatch, Division of Investment Management, SEC
         Daniel Schloendorn, Willkie Farr & Gallagher LLP
         Bruce Alpert, Gabelli Funds, LLC
         James McKee, Gabelli Funds, LLC